Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
RETIREMENT SAVINGS PLAN
Fair Value Measurements
Schedule of Plan's Assets Fair Value Hierarchy

	2025	2024
Quoted Prices in Active Markets (Level 1):
Mutual funds	$12,992,721	$282,199,040
WMI common stock	339,276,595	341,492,867
Self-directed brokerage accounts	142,400,938	127,065,199
Common collective trust funds	134,637,703	324,325,665
Subtotal Level 1	629,307,957	1,075,082,771

Significant Other Observable Inputs (Level 2):
Self-directed brokerage accounts — FedFund	8,875,125	9,490,019
FedFund	—	2,193,944
Subtotal Level 2	8,875,125	11,683,963

Investments Measured at Net Asset Value (a):
Common collective trust funds	2,062,265,259	2,894,412,157
Subtotal Investments Measured at Net Asset Value	2,062,265,259	2,894,412,157
Total Investments at Fair Value	$2,700,448,341	$3,981,178,891
(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits. As of December 31, 2025 and 2024, there were no redemption restrictions on the investments held at net asset value other than possible advance notice requirements.